Fair Value Measurements - Schedule of Financial Instruments Measured or Disclosed at Fair Value on a Recurring Basis and Non-Recurring Fair Value Measurements (Parenthetical) (Details)
¥ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment charge of licensed copyright and produced content	¥ 67,519	$ 9,789	¥ 160,989	¥ 205,462
Film, Monetized on Its Own, and Film Group, Impairment, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Goods and Services Sold	Cost of Goods and Services Sold	Cost of Goods and Services Sold	Cost of Goods and Services Sold
Licensed Copyrights
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment charge of licensed copyright and produced content				¥ 390,299
Film, Monetized on Its Own, and Film Group, Impairment, Statement of Income or Comprehensive Income [Extensible Enumeration]				Cost of Goods and Services Sold
Produced Content, Net
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment charge of licensed copyright and produced content				¥ 209,701
Film, Monetized on Its Own, and Film Group, Impairment, Statement of Income or Comprehensive Income [Extensible Enumeration]				Costs and Expenses
Maximum | Short-term Investments
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term debt investments maturity	1 year	1 year	1 year